Warrants	9 Months Ended
Mar. 31, 2024
Warrants
Warrants

Note 17 – Warrants

On January 27, 2021, the Company completed a private placement offering pursuant to which the Company sold to two accredited investors an aggregate of $3,000,000 in Convertible Notes and warrants to purchase shares of Class A Common Stock equaling 80% of the number of shares of Class A Common Stock issuable upon conversion of the Convertible Notes. The convertible note warrants are exercisable for a period of three years from the IPO completion date at a per share exercise price equal to the IPO. In accordance with the terms of the warrants, in the event the Convertible Notes are repaid in cash by the Company, the warrants issued in conjunction with the Convertible Notes will expire and have no further value.

The outstanding warrants held by the Convertible Note investors were reclassified to additional paid in capital as the terms became fixed upon closing of the IPO. Through March 31, 2024, none of the private placement investors exercised any of their warrants. As such, as of March 31, 2024 and June 30, 2023, the number of shares issuable under the outstanding warrants was 685,715, with an average exercise price of $5.00 per share.